Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 14 — RELATED PARTY TRANSACTIONS

Holdings has entered into agreements of indemnification for the benefit of the directors and officers of certain subsidiaries of Holdings, including UCI International, Inc. and the guarantors of the Senior Notes and the Senior Secured Credit Facilities.

The immediate parent of Holdings is UCI Holdings (No.1) Limited and the ultimate controlling entity is UCI Holdings (No.2) Limited. The ultimate sole shareholder of Holdings is Mr. Graeme Hart.

In addition to the related party transactions discussed below, from time to time Holdings enters into other transactions with affiliates which are not material to Holdings or its affiliates.

During the years ended December 31, 2014 and 2013, Holdings undertook a number of transactions with the following related party entities that are under the common ultimate control of Mr. Graeme Hart:

•	Autoparts Holdings

•	Rank Group Limited (“Rank Group”)

•	Rank Group North America, Inc. (“Rank NA”)

•	Reynolds Group Holdings Limited

The nature and amounts of the transactions entered into with these related parties are described further below.

	Transaction values			Balance outstanding as of
	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
In millions	2014	2013	2012	2014	2013
Related Party Receivables
Autoparts Holdings
Recharges of services (a)	$(5.6)	$0.9	$19.9	$(3.9)	$(2.3)
Joint services agreement (b)	9.0	5.6	2.6	1.3	0.4
Sale of goods (c)	51.3	67.9	56.4	23.6	20.0
Asset (purchases) sales (c)	0.5	(0.1)	0.5	0.4	(0.1)
Purchase of goods (c)	(6.7)	(1.8)	(1.6)	(3.9)	(0.7)
State income taxes (c)	(0.3)	(0.1)	—	(0.3)	(0.1)
Rank NA
Sale of land and building (d)	2.5	—	—	—	—

				17.2	17.2

Related Party Payables
Autoparts Holdings
Purchase of goods (c)	0.8	1.2	2.4	0.7	0.4
Rank Group
Recharges for professional services (e)	1.7	—	0.1	1.7	—
Reynolds Group Holdings Limited
Recharges of services (f)	—	0.6	0.3	—	0.2

				2.4	0.6
Long-Term Related Party Payables
Autoparts Holdings
Deferred income taxes (g)	(0.3)	0.4	—	0.1	0.4

(a)	During the years ended December 31, 2014 and 2013, Holdings incurred total credits of $5.6 million and incurred costs of $7.6 million, respectively, related to the implementation of the cost sharing and manufacturing arrangements with FRAM Group and business optimization costs (mainly professional fees for various cost saving projects) and to accelerate the manufacture of parts for new model cars previously sourced from external vendors. The recharge of services is based on the level of services provided or specific costs incurred. The recharges of services in the table are for FRAM Group’s share of these credits and costs. The amounts are repaid in the normal course of business.

(b)	On July 29, 2011, UCI International, Inc. entered into a Joint Services Agreement (“JSA”) with Autoparts Holdings. Under the agreement, UCI International, Inc. and Autoparts Holdings each agreed to purchase certain administrative services from the other party. The agreement had an initial term of one year that is automatically renewed for additional one-year periods unless either party gives written notice to the other party of non-renewal no later than ninety dates prior to the end of the renewal term. The JSA may be terminated without cause by either party upon 120 days’ advance written notice to the other party. The JSA may also be terminated for breach or termination of affiliation. The JSA contains representations, warranties and indemnity obligations customary for agreements of this type. At each anniversary to date, the JSA has automatically renewed for additional one-year periods. The costs billed out under the JSA are based upon the level of services provided. These amounts are repaid in the normal course of business.
(c)	As a result of Holdings’ cost sharing and manufacturing arrangements with FRAM Group, certain FRAM Group production was relocated to UCI International filtration manufacturing locations and certain UCI International production was relocated to FRAM Group filtration manufacturing locations. UCI International and FRAM Group continue to maintain their own customer relationships and continue to supply their existing customers. Where FRAM Group production has been relocated to UCI International filtration manufacturing locations, UCI International manufactures and supplies products to FRAM Group in order to meet its customers’ orders. Where UCI International production has been relocated to FRAM Group filtration manufacturing locations, FRAM Group manufactures and supplies products to UCI International in order to meet its customers’ orders. Product purchase orders are entered into by UCI International and FRAM Group on an arm’s-length basis to document the terms of the sale of products between the two related businesses. The related party sale of goods in the table above are included in related party net sales in the consolidated statement of comprehensive income (loss) and include a transfer-price markup of approximately 8%.

In addition, Champion has purchased certain materials and component parts from FRAM Group in order to manufacture products for FRAM Group.

As of December 31, 2014, Holdings had a net receivable from FRAM Group related to ongoing operations with FRAM Group for activity during the year ended December 31, 2014. These amounts are repaid in the normal course of business.

Beginning with tax year 2012, UCI International began filing combined state tax returns which included certain FRAM Group entities. In some states, UCI International paid state taxes on behalf of FRAM Group and in others utilized FRAM Group state NOLs as part of the filings. The net payable will be repaid in the normal course of business.

(d)	Champion sold land and building with a net book value of $1.1 million to Rank NA for proceeds of $2.5 million. The excess proceeds over net book value of the assets sold to an entity under common control were recorded net of tax directly in equity.
(e)	Rank Group incurred on behalf of Holdings third party professional fees and expenses, which were then charged to Holdings. These amounts will be repaid in the normal course of business.
(f)	A subsidiary of Reynolds Group Holdings Limited billed UCI International, Inc. for rent and facility services costs. These amounts are repaid in the normal course of business.
(g)	Beginning with tax year 2012, UCI International began filing combined state tax returns which included certain FRAM Group entities. As of December 31, 2014 and 2013, Holdings had a net payable due to FRAM Group related to unutilized FRAM Group state NOLs allocated to UCI International as part of the combined state tax returns filed by UCI International for the 2013 and 2012 tax years. These NOLs will be utilized on future combined state tax returns.